Leases, Lease Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease Cost [Abstract]
Operating lease costs	$ 1,353,193	$ 54,914	[1]
Total lease cost	1,353,193	54,914	[1]
Cash payments	$ 1,353,193	$ 0

[1]	Results for the year ended December 31, 2024 reflect data for the period from the acquisition of MPC Capital on December 16, 2024, through December 31, 2024.